Share capital - Restricted share units (Details) - Restricted Share Unit [Member]	9 Months Ended
Sep. 30, 2020 $ / shares shares
Disclosure of classes of share capital [line items]
Number Of Share Option Granted In Sharebased Payment Arrangement | shares	507,849
Number of options outstanding, ending | shares	507,849
Weighted Average Exercise Price Of Share Option Granted In Sharebased Payment Arrangement | $ / shares	$ 4.55
Weighted average exercise price, Options outstanding, ending | $ / shares	$ 4.55